INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES The components of inventories at December 31 were as follows:

	2017	2016
Electronic components	$32,753	$29,043
Finished goods	20,273	11,870
	$53,026	$40,913